Pioneer Balanced ESG Fund
Schedule of Investments  |  October 31, 2023

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  10/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.1%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
39,400	LSF11 A5 HoldCo LLC, Term Loan, 8.938% (Term SOFR + 350 bps), 10/15/28	$ 38,425
	Total Chemicals-Diversified	$38,425

	Electric-Generation — 0.0%†
59,782	Generation Bridge Northeast LLC, Term Loan B, 9.574% (Term SOFR + 425 bps), 8/22/29	$ 59,931
	Total Electric-Generation	$59,931

	Finance-Leasing Company — 0.0%†
71,676	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.939% (Term SOFR + 150 bps), 2/12/27	$ 71,671
	Total Finance-Leasing Company	$71,671

	Medical-Wholesale Drug Distribution — 0.0%†
58,337	Owens & Minor, Inc., Term B-1 Loan, 9.24% (Term SOFR + 375 bps), 3/29/29	$ 58,435
	Total Medical-Wholesale Drug Distribution	$58,435

	Metal Processors & Fabrication — 0.0%†
98,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.684% (Term SOFR + 400 bps), 10/12/28	$ 95,550
	Total Metal Processors & Fabrication	$95,550

	REITS-Storage — 0.1%
165,375	Iron Mountain Information Management LLC, Incremental Term B Loan , 7.189% (LIBOR + 175 bps), 1/2/26	$ 165,220
	Total REITS-Storage	$165,220

	Total Senior Secured Floating Rate Loan Interests (Cost $490,608)	$489,232

Shares
	Common Stocks — 59.0% of Net Assets
	Air Freight & Logistics — 0.3%
9,293	United Parcel Service, Inc., Class B	$ 1,312,636
	Total Air Freight & Logistics	$1,312,636

1Pioneer Balanced ESG Fund |  | 10/31/23

Shares		Value
	Automobiles — 0.8%
42,069	Honda Motor Co., Ltd. (A.D.R.)	$ 1,293,622
96,000	Subaru Corp.	1,621,059
	Total Automobiles	$2,914,681

	Beverages — 0.8%
19,155	PepsiCo., Inc.	$ 3,127,628
	Total Beverages	$3,127,628

	Biotechnology — 1.2%
30,973	AbbVie, Inc.	$ 4,372,768
	Total Biotechnology	$4,372,768

	Building Products — 1.1%
82,113	Johnson Controls International Plc	$ 4,025,179
	Total Building Products	$4,025,179

	Capital Markets — 1.8%
58,811	Bank of New York Mellon Corp.	$ 2,499,468
20,663	CME Group, Inc.	4,410,724
	Total Capital Markets	$6,910,192

	Chemicals — 0.5%
7,051	Air Products and Chemicals, Inc.	$ 1,991,484
	Total Chemicals	$1,991,484

	Communications Equipment — 2.9%
124,848	Cisco Systems, Inc.	$ 6,508,326
15,764	Motorola Solutions, Inc.	4,389,644
	Total Communications Equipment	$10,897,970

	Construction Materials — 1.1%
75,424	CRH Plc	$ 4,040,464
	Total Construction Materials	$4,040,464

	Electrical Equipment — 1.8%
17,505	Eaton Corp. Plc	$ 3,639,465
82,204	Prysmian S.p.A.	3,069,526
	Total Electrical Equipment	$6,708,991

	Electronic Equipment, Instruments & Components — 0.5%
17,225	TE Connectivity, Ltd.	$ 2,029,966
	Total Electronic Equipment, Instruments & Components	$2,029,966

Pioneer Balanced ESG Fund |  | 10/31/232

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Shares		Value
	Entertainment — 1.1%
52,897(b)	Walt Disney Co.	$ 4,315,866
	Total Entertainment	$4,315,866

	Financial Services — 1.7%
27,520	Visa, Inc., Class A	$ 6,469,952
	Total Financial Services	$6,469,952

	Food Products — 1.3%
53,529	Lamb Weston Holdings, Inc.	$ 4,806,904
	Total Food Products	$4,806,904

	Health Care Equipment & Supplies — 2.1%
8,075(b)	Intuitive Surgical, Inc.	$ 2,117,427
80,915	Medtronic Plc	5,709,362
	Total Health Care Equipment & Supplies	$7,826,789

	Health Care Providers & Services — 3.5%
62,955	Cardinal Health, Inc.	$ 5,728,905
14,855	Cigna Group	4,593,166
6,889	Elevance Health, Inc.	3,100,670
	Total Health Care Providers & Services	$13,422,741

	Hotels, Restaurants & Leisure — 1.8%
98,556	Cedar Fair LP	$ 3,498,738
5,061	Vail Resorts, Inc.	1,074,198
32,748	Wyndham Hotels & Resorts, Inc.	2,370,955
	Total Hotels, Restaurants & Leisure	$6,943,891

	Household Durables — 0.6%
26,564	Sony Group Corp. (A.D.R.)	$ 2,206,140
	Total Household Durables	$2,206,140

	Household Products — 0.6%
35,287	Reckitt Benckiser Group Plc	$ 2,359,785
	Total Household Products	$2,359,785

	Insurance — 1.4%#
14,241	Chubb, Ltd.	$ 3,056,404
49,393	Sun Life Financial, Inc.	2,255,778
	Total Insurance	$5,312,182

	Interactive Media & Services — 4.9%
148,298(b)	Alphabet, Inc., Class A	$ 18,400,816
	Total Interactive Media & Services	$18,400,816

3Pioneer Balanced ESG Fund |  | 10/31/23

Shares		Value
	Life Sciences Tools & Services — 0.4%
9,063(b)	IQVIA Holdings, Inc.	$ 1,638,862
	Total Life Sciences Tools & Services	$1,638,862

	Machinery — 0.8%
8,022	Deere & Co.	$ 2,930,918
	Total Machinery	$2,930,918

	Metals & Mining — 1.6%
9,458	Reliance Steel & Aluminum Co.	$ 2,405,926
102,274	Teck Resources, Ltd., Class B	3,614,363
	Total Metals & Mining	$6,020,289

	Oil, Gas & Consumable Fuels — 3.2%
28,028	Phillips 66	$ 3,197,154
57,291	Shell Plc (A.D.R.)	3,731,936
60,570	Targa Resources Corp.	5,064,257
	Total Oil, Gas & Consumable Fuels	$11,993,347

	Personal Care Products — 0.5%
112,006	Kenvue, Inc.	$ 2,083,312
	Total Personal Care Products	$2,083,312

	Pharmaceuticals — 2.6%
12,544	Eli Lilly & Co.	$ 6,948,498
19,479	Merck KGaA	2,933,937
	Total Pharmaceuticals	$9,882,435

	Professional Services — 0.7%
11,383	Automatic Data Processing, Inc.	$ 2,483,998
	Total Professional Services	$2,483,998

	Semiconductors & Semiconductor Equipment — 3.1%
56,434(b)	Advanced Micro Devices, Inc.	$ 5,558,749
12,083	Analog Devices, Inc.	1,901,018
4,130	Lam Research Corp.	2,429,349
23,708	Microchip Technology, Inc.	1,690,143
	Total Semiconductors & Semiconductor Equipment	$11,579,259

	Software — 6.0%
10,420(b)	Adobe, Inc.	$ 5,544,065
41,154	Microsoft Corp.	13,914,579
29,762	Oracle Corp.	3,077,391
	Total Software	$22,536,035

	Specialized REITs — 1.1%
20,196	Crown Castle, Inc.	$ 1,877,824
Pioneer Balanced ESG Fund |  | 10/31/234

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Shares		Value
	Specialized REITs — (continued)
7,895	Digital Realty Trust, Inc.	$ 981,823
1,894	Equinix, Inc.	1,381,938
	Total Specialized REITs	$4,241,585

	Specialty Retail — 2.7%
10,514	Home Depot, Inc.	$ 2,993,231
48,736	TJX Cos., Inc.	4,292,179
8,019(b)	Ulta Beauty, Inc.	3,057,725
	Total Specialty Retail	$10,343,135

	Technology Hardware, Storage & Peripherals — 2.7%
287,963	Hewlett Packard Enterprise Co.	$ 4,428,871
100,356(b)	Pure Storage, Inc., Class A	3,393,036
1,888	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	2,352,448
	Total Technology Hardware, Storage & Peripherals	$10,174,355

	Trading Companies & Distributors — 1.8%
54,840(b)	AerCap Holdings NV	$ 3,406,661
23,955	Ferguson Plc	3,598,041
	Total Trading Companies & Distributors	$7,004,702

	Total Common Stocks (Cost $163,772,006)	$223,309,257

Principal Amount USD ($)
	Asset Backed Securities — 2.3% of Net Assets
66,288	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 59,280
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	292,241
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	98,036
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.299% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	284,476
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.62% (SOFR30A + 230 bps), 1/15/37 (144A)	238,783
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.785% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	390,887
5Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.455% (3 Month Term SOFR + 406 bps), 1/15/33 (144A)	$ 245,600
194,246	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	163,963
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.62% (SOFR30A + 230 bps), 2/15/37 (144A)	153,008
118,038	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	111,624
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.594% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	234,299
100,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	95,151
128,025(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	121,153
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	100,201
450,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	441,168
200,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	183,116
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	99,753
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,757
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	389,346
101,949	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	93,120
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	485,847
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	85,105
192,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	164,056
27,297	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	26,857
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	335,805
37,103	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	32,281
271,604(a)	Gracie Point International Funding, Series 2022-2A, Class A, 8.067% (SOFR30A + 275 bps), 7/1/24 (144A)	272,693
Pioneer Balanced ESG Fund |  | 10/31/236

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.249% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	$ 119,462
196,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	160,547
118,372	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	102,798
165,832	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	137,911
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	99,937
450,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.999% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	419,056
36,342	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	30,666
90,114	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	75,398
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	117,324
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	95,624
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	99,141
119,711	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	113,810
239,857(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	239,515
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	232,052
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	85,687
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	226,959
68,922	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	62,665
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.27% (SOFR30A + 195 bps), 11/15/38 (144A)	312,685
31,089	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	30,969
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	100,967
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	105,087
7Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
120,655	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	$ 112,889
40,998	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	40,533
214,409	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	201,777
	Total Asset Backed Securities (Cost $9,349,821)	$8,710,065

	Collateralized Mortgage Obligations—2.5% of Net Assets
68,566(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 9.135% (SOFR30A + 381 bps), 10/25/30 (144A)	$ 69,165
36,256(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 9.039% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	36,479
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	254,044
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	83,921
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	370,504
663,287(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.99%, 5/25/51 (144A)	482,871
2,745(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.535% (SOFR30A + 221 bps), 10/25/39 (144A)	2,744
32,723(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.435% (SOFR30A + 211 bps), 1/25/40 (144A)	32,764
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.321% (SOFR30A + 300 bps), 1/25/42 (144A)	149,942
82,591(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 7.139% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	82,616
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.271% (SOFR30A + 395 bps), 9/26/33 (144A)	209,998
2,550(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1671, Class S, 6.085% (SOFR30A + 76 bps), 2/15/24	2,547
176,409	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	171,800
Pioneer Balanced ESG Fund |  | 10/31/238

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
12,732(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.835% (SOFR30A + 51 bps), 5/15/41	$ 12,364
103,228(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.115% (SOFR30A + 644 bps), 8/15/42	9,326
81,992(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	15,714
108,127(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	21,066
14,032(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.755% (SOFR30A + 43 bps), 11/25/36	13,671
18,923(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 5.735% (SOFR30A + 41 bps), 4/25/36	18,367
7,210(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.985% (SOFR30A + 66 bps), 9/25/37	7,039
45,279(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 5.885% (SOFR30A + 56 bps), 7/25/41	44,038
69,610(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	14,229
44,544(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 8.121% (SOFR30A + 280 bps), 10/25/50 (144A)	45,135
485,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1, 8.671% (SOFR30A + 335 bps), 9/25/41 (144A)	481,362
400,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.421% (SOFR30A + 210 bps), 9/25/41 (144A)	388,500
300,281(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	52,596
250,613(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month Term SOFR + 324 bps), 1/20/50	1,677
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	97,704
49,424(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	44,384
9Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
296,802(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	$ 211,251
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.089% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,968
65,572(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.689% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	66,133
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	92,528
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	52,392
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	52,314
332,212	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	303,143
124,449(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.142%, 4/25/52 (144A)	91,022
282,948(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.80%, 11/25/51 (144A)	188,417
122,400(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	89,108
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	445,963
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	127,936
668,553(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.675%, 1/25/53 (144A)	532,773
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.523%, 7/25/52 (144A)	133,114
338,192(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	240,711
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	168,633
47,800(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	42,523
300,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	219,365
32,409(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	29,198
93,382(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.685% (SOFR30A + 536 bps), 10/25/30 (144A)	95,003
561,240(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	371,812
Pioneer Balanced ESG Fund |  | 10/31/2310

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
269,871(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	$ 192,083
150,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.021% (SOFR30A + 270 bps), 7/25/33 (144A)	150,887
312,613(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	222,505
275,790(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	200,987
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	229,797
37,567(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	31,765
318,557(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	246,391
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	83,824
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.589% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	130,650
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	227,427
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	383,844
59,008(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	55,243
368,170(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.914%, 9/25/50 (144A)	270,976
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	60,691
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	186,022
	Total Collateralized Mortgage Obligations (Cost $11,972,442)	$9,511,966

	Commercial Mortgage-Backed Securities—1.4% of Net Assets
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 273,111
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.832%, 4/15/55	151,850
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	189,865
11Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,331,555(c)(d)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.914%, 7/15/47	$ 21,440
732	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	719
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	233,818
13,692(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.321% (SOFR30A + 200 bps), 1/25/51 (144A)	13,282
550,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.321% (SOFR30A + 400 bps), 11/25/51 (144A)	522,184
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	292,979
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.077%, 7/25/27 (144A)	90,074
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.731% (SOFR30A + 241 bps), 6/25/26 (144A)	104,874
205,648(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.831% (SOFR30A + 251 bps), 7/25/29 (144A)	188,774
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 3.926%, 9/25/28 (144A)	208,852
825,063(c)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	28,310
400,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.549% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	360,439
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	334,726
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	225,935
2,450,000(c)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.123%, 6/15/51	12,173
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	217,211
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.95% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	242,387
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	237,766
150,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.685% (1 Month Term SOFR + 235 bps), 10/15/28 (144A)	149,625
Pioneer Balanced ESG Fund |  | 10/31/2312

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	$ 26,000
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.389% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	470,874
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	85,466
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.267% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	317,282
343,189(a)	TTAN, Series 2021-MHC, Class B, 6.549% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	335,010
1,001,138(c)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.872%, 9/15/57	13,075
2,296,651(c)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.601%, 10/15/49	79,534
	Total Commercial Mortgage-Backed Securities (Cost $6,205,609)	$5,427,635

	Convertible Corporate Bonds — 1.8% of Net Assets
	REITs — 1.8%
4,484,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,074,883
3,227,000	Redwood Trust, Inc., 7.75%, 6/15/27	2,765,136
	Total REITs	$6,840,019

	Total Convertible Corporate Bonds (Cost $7,091,429)	$6,840,019

	Corporate Bonds — 10.9% of Net Assets
	Aerospace & Defense — 0.1%
355,000	RTX Corp., 3.20%, 3/15/24	$ 351,343
	Total Aerospace & Defense	$351,343

	Airlines — 0.0%†
118,296	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 102,264
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	56,399
	Total Airlines	$158,663

	Auto Manufacturers — 0.3%
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	$ 125,471
13Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
410,000(a)	General Motors Financial Co., Inc., 6.103% (SOFR + 76 bps), 3/8/24	$ 409,643
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	272,143
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	121,430
	Total Auto Manufacturers	$928,687

	Banks — 4.0%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 284,820
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	190,680
200,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	197,432
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	191,917
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	440,324
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	250,896
150,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	143,674
565,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	456,898
445,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	399,371
2,235,000(c)(e)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	1,976,858
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	182,937
350,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	253,319
250,000(c)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	186,551
270,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	255,110
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	163,667
205,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	181,677
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	290,396
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	157,889
195,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month Term SOFR + 146 bps), 9/29/25	189,237
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	127,790
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	248,154
Pioneer Balanced ESG Fund |  | 10/31/2314

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	$ 249,747
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	195,915
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	167,330
585,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	361,969
250,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	216,778
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	208,356
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	79,103
285,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	247,397
260,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	263,641
205,000(c)(e)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	180,012
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	223,765
175,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	129,330
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	150,446
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	251,506
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	58,940
585,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	418,987
190,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	189,885
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	167,880
200,000(c)	Societe Generale S.A., 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	118,379
200,000(c)(e)	Societe Generale S.A., 5.375% (5 Year CMT Index + 451 bps) (144A)	143,441
245,000(c)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	215,805
425,000(c)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	395,449
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	201,179
15Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	$ 281,906
2,500,000(c)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,055,933
200,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	172,866
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	320,786
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	188,686
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	185,591
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	362,149
	Total Banks	$15,172,754

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 153,879
	Total Biotechnology	$153,879

	Building Materials — 0.1%
240,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 226,920
140,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	96,266
	Total Building Materials	$323,186

	Chemicals — 0.2%
236,000	Albemarle Corp., 5.05%, 6/1/32	$ 205,981
329,000	Albemarle Corp., 5.65%, 6/1/52	254,785
385,000	OCI NV, 6.70%, 3/16/33 (144A)	355,221
	Total Chemicals	$815,987

	Commercial Services — 0.2%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 32,777
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	178,952
110,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	107,635
195,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	173,919
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	106,640
170,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	160,395
	Total Commercial Services	$760,318

Pioneer Balanced ESG Fund |  | 10/31/2316

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — 1.1%
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 158,709
595,000	Air Lease Corp., 2.875%, 1/15/32	452,753
410,000	Ally Financial, Inc., 4.75%, 6/9/27	371,226
45,000(c)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	43,013
55,000	Ally Financial, Inc., 8.00%, 11/1/31	53,682
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	226,136
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	17,643
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	551,110
200,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	163,028
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	191,295
150,000	Capital One Financial Corp., 3.75%, 4/24/24	148,037
110,000	Capital One Financial Corp., 4.25%, 4/30/25	106,225
35,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	31,448
80,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	68,425
95,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	83,084
140,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	127,670
220,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	201,778
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	336,496
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	214,446
120,000	OneMain Finance Corp., 3.50%, 1/15/27	101,400
305,000	OneMain Finance Corp., 4.00%, 9/15/30	223,108
143,000	Raymond James Financial, Inc., 3.75%, 4/1/51	91,805
163,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	136,512
	Total Diversified Financial Services	$4,099,029

	Electric — 0.4%
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 153,941
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	116,240
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	163,419
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	74,189
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	173,907
75,000	Entergy Louisiana LLC, 4.75%, 9/15/52	57,495
17Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Electric — (continued)
121,000	New York State Electric & Gas Corp., 3.30%, 9/15/49 (144A)	$ 69,815
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	184,894
205,000	Puget Energy, Inc., 2.379%, 6/15/28	173,584
133,000	Puget Energy, Inc., 4.10%, 6/15/30	113,603
120,000	Puget Energy, Inc., 4.224%, 3/15/32	99,867
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	150,478
	Total Electric	$1,531,432

	Energy-Alternate Sources — 0.0%†
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 31,267
	Total Energy-Alternate Sources	$31,267

	Food — 0.2%
435,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	$ 337,433
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	151,948
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	117,263
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,609
	Total Food	$610,253

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 290,212
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	352,590
120,000	NiSource, Inc., 5.40%, 6/30/33	111,662
	Total Gas	$754,464

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 117,623
	Total Hand & Machine Tools	$117,623

	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 44,974
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	183,559
	Total Healthcare-Products	$228,533

	Healthcare-Services — 0.0%†
135,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 102,204
65,000	Elevance Health, Inc., 6.10%, 10/15/52	61,461
	Total Healthcare-Services	$163,665

	Insurance — 0.7%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 155,071
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	358,027
Pioneer Balanced ESG Fund |  | 10/31/2318

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
50,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$ 41,288
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	273,350
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	818,115
160,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	146,432
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	207,311
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	151,908
79,000	Primerica, Inc., 2.80%, 11/19/31	60,914
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	202,401
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	151,303
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	79,824
110,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (144A)	88,939
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	20,221
40,000	Willis North America, Inc., 2.95%, 9/15/29	33,537
	Total Insurance	$2,788,641

	Iron & Steel — 0.0%†
10,000	ATI, Inc., 7.25%, 8/15/30	$ 9,627
67,000	Commercial Metals Co., 4.375%, 3/15/32	53,882
	Total Iron & Steel	$63,509

	Lodging — 0.1%
405,000	Marriott International, Inc., 4.90%, 4/15/29	$ 379,856
	Total Lodging	$379,856

	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 458,862
105,000	Nordson Corp., 5.80%, 9/15/33	99,950
	Total Machinery-Diversified	$558,812

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 228,331
19Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Mining — (continued)
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$ 206,936
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	227,907
	Total Mining	$663,174

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 290,750
	Total Multi-National	$290,750

	Oil & Gas — 0.4%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 471,235
245,000	ConocoPhillips Co., 5.55%, 3/15/54	218,999
400,000	Phillips 66 Co., 3.75%, 3/1/28	368,391
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	248,380
162,000	Valero Energy Corp., 6.625%, 6/15/37	159,078
	Total Oil & Gas	$1,466,083

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 91,415
40,000	CVS Health Corp., 5.25%, 1/30/31	37,646
250,000	CVS Health Corp., 5.25%, 2/21/33	230,562
	Total Pharmaceuticals	$359,623

	Pipelines — 0.5%
125,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	$ 126,001
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	158,065
555,000	Kinder Morgan, Inc., 5.45%, 8/1/52	448,585
260,000	MPLX LP, 4.95%, 3/14/52	192,688
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	140,787
135,000	ONEOK, Inc., 6.05%, 9/1/33	129,378
65,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	63,103
120,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	114,511
205,000	Williams Cos., Inc., 5.75%, 6/24/44	178,718
242,000	Williams Cos., Inc., 7.75%, 6/15/31	252,381
	Total Pipelines	$1,804,217

	REITs — 0.5%
489,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 430,427
19,000	Highwoods Realty LP, 2.60%, 2/1/31	13,256
Pioneer Balanced ESG Fund |  | 10/31/2320

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
18,000	Highwoods Realty LP, 3.05%, 2/15/30	$ 13,493
524,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	317,676
490,000	Simon Property Group LP , 5.50%, 3/8/33	455,348
480,000	Sun Communities Operating LP , 5.70%, 1/15/33	437,992
205,000	UDR, Inc., 1.90%, 3/15/33	139,602
140,000	UDR, Inc., 4.40%, 1/26/29	127,623
	Total REITs	$1,935,417

	Retail — 0.5%
240,000	7-Eleven, Inc., 2.80%, 2/10/51 (144A)	$ 127,722
50,000	AutoNation, Inc., 1.95%, 8/1/28	40,193
50,000	AutoNation, Inc., 2.40%, 8/1/31	35,614
140,000	AutoNation, Inc., 3.85%, 3/1/32	109,746
250,000	AutoNation, Inc., 4.75%, 6/1/30	218,969
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	430,675
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	320,537
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	254,034
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	234,889
90,000	Tractor Supply Co., 5.25%, 5/15/33	82,387
	Total Retail	$1,854,766

	Semiconductors — 0.2%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 270,791
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	105,764
60,000	Broadcom, Inc., 4.30%, 11/15/32	51,060
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	185,534
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	205,999
	Total Semiconductors	$819,148

	Software — 0.1%
379,000	Autodesk, Inc., 2.40%, 12/15/31	$ 291,156
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	161,364
	Total Software	$452,520

	Telecommunications — 0.2%
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30	$ 164,331
230,000	Motorola Solutions, Inc., 5.60%, 6/1/32	215,518
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	272,702
170,000	T-Mobile USA, Inc., 5.05%, 7/15/33	153,626
120,000	T-Mobile USA, Inc., 5.75%, 1/15/34	113,850
	Total Telecommunications	$920,027

21Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Transportation — 0.1%
250,000	FedEx Corp., 4.55%, 4/1/46	$ 188,590
	Total Transportation	$188,590

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 91,196
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	245,538
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	34,338
	Total Trucking & Leasing	$371,072

	Total Corporate Bonds (Cost $48,250,024)	$41,117,288

	Municipal Bonds — 0.1% of Net Assets(g)
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Federally Taxable, Series B, 4.844%, 9/1/43	$ 89,396
	Total Massachusetts	$89,396

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 68,454
	Total Missouri	$68,454

	Texas — 0.1%
100,000(h)	Central Texas Regional Mobility Authority, 1/1/25	$ 94,800
	Total Texas	$94,800

	Total Municipal Bonds (Cost $293,845)	$252,650

Shares
	Preferred Stock — 0.3% of Net Assets
	Automobiles — 0.3%
14,562(i)	Porsche AG (144A)	$ 1,271,781
	Total Automobiles	$1,271,781

	Total Preferred Stock (Cost $1,177,518)	$1,271,781

Pioneer Balanced ESG Fund |  | 10/31/2322

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
Insurance-Linked Securities — 0.3% of Net Assets#
Event Linked Bonds — 0.3%
Multiperil – U.S. — 0.1%
250,000(a)	Easton Re, 9.975%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	$ 249,750
Windstorm – Florida — 0.1%
250,000(a)	Everglades Re II, Ltd., 11.967%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 249,250
Windstorm – North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 9.145%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	$ 248,750
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.315%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	$ 234,700
	Total Event Linked Bonds	$982,450

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
100,000(j)+	Sector Re V, 3/1/24 (144A)	$ 51,590
	Total Reinsurance Sidecars	$51,590

	Total Insurance-Linked Securities (Cost $1,066,056)	$1,034,040

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Philippines — 0.1%
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 180,688
	Total Philippines	$180,688

	Total Foreign Government Bond (Cost $260,250)	$180,688

23Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 17.6% of Net Assets
352,798	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 263,934
91,282	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	68,289
89,981	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	67,315
444,257	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	332,352
177,454	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	132,755
267,448	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	200,077
93,859	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	69,264
715,783	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	552,304
185,349	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	142,445
75,045	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	62,341
18,080	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	14,972
7,722	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	6,405
48,183	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	39,671
98,733	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	80,363
58,615	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	47,668
84,818	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	73,112
78,944	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	67,950
8,619	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	7,379
84,495	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	71,125
243,520	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	205,582
103,796	Federal Home Loan Mortgage Corp., 4.000%, 2/1/40	92,792
127,069	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	113,780
131,681	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	117,935
80,717	Federal Home Loan Mortgage Corp., 4.000%, 1/1/41	72,291
11,773	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	10,368
14,208	Federal Home Loan Mortgage Corp., 4.500%, 8/1/34	13,202
48,087	Federal Home Loan Mortgage Corp., 4.500%, 5/1/40	44,466
25,056	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	23,168
47,211	Federal Home Loan Mortgage Corp., 4.500%, 5/1/41	43,654
10,309	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	10,025
9,861	Federal Home Loan Mortgage Corp., 5.000%, 8/1/37	9,556
2,415	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	2,305
6,503	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	6,201
22,797	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	21,125
183,022	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	170,941
92,520	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	87,199
99,357	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	91,676
6,646	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	6,542
182,576	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	175,963
97,980	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	93,043
3,709	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,720
Pioneer Balanced ESG Fund |  | 10/31/2324

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,412	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	$ 7,434
99,484	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	97,059
163,961	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	159,904
764,915	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	745,439
3,412	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,477
27,567	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	27,474
185,064	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	187,912
97,490	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	97,237
299,470	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	299,080
867,321	Federal National Mortgage Association, 1.500%, 11/1/41	649,003
3,659	Federal National Mortgage Association, 1.500%, 1/1/42	2,738
354,131	Federal National Mortgage Association, 1.500%, 1/1/42	264,985
450,787	Federal National Mortgage Association, 1.500%, 2/1/42	337,306
178,575	Federal National Mortgage Association, 1.500%, 3/1/42	133,619
400,000	Federal National Mortgage Association, 2.000%, 11/1/38 (TBA)	338,687
181,284	Federal National Mortgage Association, 2.000%, 3/1/52	133,837
1,800,000	Federal National Mortgage Association, 2.000%, 11/1/53 (TBA)	1,321,594
400,000	Federal National Mortgage Association, 2.500%, 11/1/38 (TBA)	348,484
16,542	Federal National Mortgage Association, 2.500%, 3/1/43	13,117
12,733	Federal National Mortgage Association, 2.500%, 4/1/43	10,097
5,554	Federal National Mortgage Association, 2.500%, 8/1/43	4,404
12,934	Federal National Mortgage Association, 2.500%, 4/1/45	10,128
20,023	Federal National Mortgage Association, 2.500%, 4/1/45	15,676
9,740	Federal National Mortgage Association, 2.500%, 8/1/45	7,626
199,728	Federal National Mortgage Association, 2.500%, 6/1/50	157,466
25Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Federal National Mortgage Association, 2.500%, 7/1/50	$ 157,680
200,313	Federal National Mortgage Association, 2.500%, 7/1/50	156,934
68,572	Federal National Mortgage Association, 2.500%, 9/1/50	53,780
75,542	Federal National Mortgage Association, 2.500%, 9/1/50	59,179
808,961	Federal National Mortgage Association, 2.500%, 5/1/51	632,185
200,133	Federal National Mortgage Association, 2.500%, 5/1/51	155,671
257,324	Federal National Mortgage Association, 2.500%, 11/1/51	200,873
261,201	Federal National Mortgage Association, 2.500%, 12/1/51	202,821
619,733	Federal National Mortgage Association, 2.500%, 1/1/52	481,221
86,703	Federal National Mortgage Association, 2.500%, 2/1/52	67,509
785,901	Federal National Mortgage Association, 2.500%, 4/1/52	604,136
263,179	Federal National Mortgage Association, 2.500%, 4/1/52	204,642
1,312,153	Federal National Mortgage Association, 2.500%, 4/1/52	1,008,754
800,000	Federal National Mortgage Association, 2.500%, 11/1/53 (TBA)	613,625
28,915	Federal National Mortgage Association, 3.000%, 10/1/30	27,153
9,832	Federal National Mortgage Association, 3.000%, 2/1/43	8,313
2,590	Federal National Mortgage Association, 3.000%, 5/1/46	2,120
4,204	Federal National Mortgage Association, 3.000%, 10/1/46	3,440
2,685	Federal National Mortgage Association, 3.000%, 1/1/47	2,197
80,517	Federal National Mortgage Association, 3.000%, 3/1/47	66,977
40,704	Federal National Mortgage Association, 3.000%, 4/1/47	33,669
Pioneer Balanced ESG Fund |  | 10/31/2326

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
195,642	Federal National Mortgage Association, 3.000%, 8/1/50	$ 159,479
308,000	Federal National Mortgage Association, 3.000%, 2/1/51	250,723
285,232	Federal National Mortgage Association, 3.000%, 11/1/51	231,739
422,149	Federal National Mortgage Association, 3.000%, 1/1/52	343,495
192,560	Federal National Mortgage Association, 3.000%, 2/1/52	157,010
572,029	Federal National Mortgage Association, 3.000%, 3/1/52	469,023
97,391	Federal National Mortgage Association, 3.000%, 5/1/52	79,265
397,470	Federal National Mortgage Association, 3.000%, 6/1/52	318,362
1,700,000	Federal National Mortgage Association, 3.000%, 11/1/53 (TBA)	1,360,017
87,968	Federal National Mortgage Association, 3.000%, 2/1/57	69,772
5,561	Federal National Mortgage Association, 3.500%, 2/1/49	4,741
143,804	Federal National Mortgage Association, 3.500%, 5/1/49	124,008
218,902	Federal National Mortgage Association, 3.500%, 5/1/49	188,785
19,531	Federal National Mortgage Association, 3.500%, 4/1/52	16,284
75,687	Federal National Mortgage Association, 3.500%, 4/1/52	63,304
157,662	Federal National Mortgage Association, 3.500%, 4/1/52	133,099
175,658	Federal National Mortgage Association, 3.500%, 5/1/52	147,862
71,918	Federal National Mortgage Association, 4.000%, 10/1/40	64,299
105,663	Federal National Mortgage Association, 4.000%, 3/1/41	94,488
153,325	Federal National Mortgage Association, 4.000%, 6/1/42	136,772
47,382	Federal National Mortgage Association, 4.000%, 9/1/42	42,375
27Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,389	Federal National Mortgage Association, 4.000%, 11/1/50	$ 29,942
17,754	Federal National Mortgage Association, 4.000%, 12/1/50	15,421
7,817	Federal National Mortgage Association, 4.000%, 1/1/51	6,778
10,943	Federal National Mortgage Association, 4.000%, 2/1/51	9,500
12,929	Federal National Mortgage Association, 4.000%, 4/1/51	11,230
26,075	Federal National Mortgage Association, 4.000%, 6/1/51	22,615
71,696	Federal National Mortgage Association, 4.000%, 7/1/51	62,114
37,258	Federal National Mortgage Association, 4.000%, 7/1/56	32,318
67,439	Federal National Mortgage Association, 4.000%, 1/1/57	58,413
700,000	Federal National Mortgage Association, 4.500%, 11/1/38 (TBA)	663,852
97,278	Federal National Mortgage Association, 4.500%, 6/1/40	89,669
73,541	Federal National Mortgage Association, 4.500%, 4/1/41	68,116
99,534	Federal National Mortgage Association, 4.500%, 9/1/43	91,872
166,236	Federal National Mortgage Association, 4.500%, 12/1/43	151,651
63,513	Federal National Mortgage Association, 4.500%, 1/1/44	58,643
813,486	Federal National Mortgage Association, 4.500%, 7/1/44	746,656
56,937	Federal National Mortgage Association, 4.500%, 8/1/47	52,151
45,317	Federal National Mortgage Association, 5.000%, 5/1/31	42,955
1,000,000	Federal National Mortgage Association, 5.000%, 11/1/38 (TBA)	964,580
9,513	Federal National Mortgage Association, 5.000%, 6/1/49	8,872
93,400	Federal National Mortgage Association, 5.000%, 10/1/50	87,370
Pioneer Balanced ESG Fund |  | 10/31/2328

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,381	Federal National Mortgage Association, 5.000%, 6/1/52	$ 90,147
283,520	Federal National Mortgage Association, 5.000%, 8/1/52	261,503
95,769	Federal National Mortgage Association, 5.000%, 4/1/53	88,351
2,043	Federal National Mortgage Association, 5.500%, 3/1/34	1,973
4,358	Federal National Mortgage Association, 5.500%, 12/1/34	4,268
23,093	Federal National Mortgage Association, 5.500%, 10/1/35	22,571
9,721	Federal National Mortgage Association, 5.500%, 12/1/35	9,549
10,797	Federal National Mortgage Association, 5.500%, 12/1/35	10,606
5,874	Federal National Mortgage Association, 5.500%, 5/1/37	5,770
63,887	Federal National Mortgage Association, 5.500%, 5/1/38	62,703
1,200,000	Federal National Mortgage Association, 5.500%, 11/1/38 (TBA)	1,176,562
96,255	Federal National Mortgage Association, 5.500%, 4/1/50	92,768
186,318	Federal National Mortgage Association, 5.500%, 4/1/50	179,570
97,923	Federal National Mortgage Association, 5.500%, 1/1/53	93,202
95,316	Federal National Mortgage Association, 5.500%, 2/1/53	90,715
94,284	Federal National Mortgage Association, 5.500%, 4/1/53	89,669
92,796	Federal National Mortgage Association, 5.500%, 4/1/53	88,067
98,875	Federal National Mortgage Association, 5.500%, 7/1/53	94,378
97,538	Federal National Mortgage Association, 5.500%, 8/1/53	92,551
705,725	Federal National Mortgage Association, 5.500%, 9/1/53	669,607
138,830	Federal National Mortgage Association, 5.500%, 9/1/53	131,725
29Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
207	Federal National Mortgage Association, 6.000%, 9/1/29	$ 205
671	Federal National Mortgage Association, 6.000%, 8/1/32	666
5,155	Federal National Mortgage Association, 6.000%, 12/1/33	5,084
4,671	Federal National Mortgage Association, 6.000%, 10/1/37	4,672
3,322	Federal National Mortgage Association, 6.000%, 12/1/37	3,328
48,182	Federal National Mortgage Association, 6.000%, 1/1/53	47,315
19,088	Federal National Mortgage Association, 6.000%, 1/1/53	18,686
96,083	Federal National Mortgage Association, 6.000%, 1/1/53	93,939
99,335	Federal National Mortgage Association, 6.000%, 3/1/53	96,827
97,773	Federal National Mortgage Association, 6.000%, 5/1/53	95,953
95,942	Federal National Mortgage Association, 6.000%, 5/1/53	93,607
84,527	Federal National Mortgage Association, 6.000%, 6/1/53	82,674
99,639	Federal National Mortgage Association, 6.000%, 7/1/53	97,329
98,922	Federal National Mortgage Association, 6.000%, 7/1/53	96,953
97,779	Federal National Mortgage Association, 6.000%, 7/1/53	95,650
99,303	Federal National Mortgage Association, 6.000%, 8/1/53	96,857
160,664	Federal National Mortgage Association, 6.000%, 8/1/53	156,499
395,970	Federal National Mortgage Association, 6.000%, 9/1/53	385,418
98,372	Federal National Mortgage Association, 6.000%, 9/1/53	95,796
397,605	Federal National Mortgage Association, 6.000%, 10/1/53	387,010
3,967	Federal National Mortgage Association, 6.500%, 4/1/29	3,967
Pioneer Balanced ESG Fund |  | 10/31/2330

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,381	Federal National Mortgage Association, 6.500%, 7/1/29	$ 2,388
6,884	Federal National Mortgage Association, 6.500%, 5/1/32	6,949
6,395	Federal National Mortgage Association, 6.500%, 9/1/32	6,527
2,923	Federal National Mortgage Association, 6.500%, 10/1/32	2,957
96,854	Federal National Mortgage Association, 6.500%, 3/1/53	96,948
93,544	Federal National Mortgage Association, 6.500%, 8/1/53	93,214
99,787	Federal National Mortgage Association, 6.500%, 8/1/53	99,398
69,062	Federal National Mortgage Association, 6.500%, 8/1/53	68,715
198,685	Federal National Mortgage Association, 6.500%, 9/1/53	197,604
99,633	Federal National Mortgage Association, 6.500%, 9/1/53	99,282
8,340	Federal National Mortgage Association, 7.000%, 1/1/36	8,517
800,000	Government National Mortgage Association, 3.000%, 11/20/53 (TBA)	659,258
1,300,000	Government National Mortgage Association, 3.500%, 11/20/53 (TBA)	1,107,912
900,000	Government National Mortgage Association, 5.000%, 11/20/53 (TBA)	837,387
800,000	Government National Mortgage Association, 5.500%, 11/20/53 (TBA)	765,000
1,000,000	Government National Mortgage Association, 6.000%, 11/20/53 (TBA)	979,675
300,000	Government National Mortgage Association, 6.500%, 11/20/53 (TBA)	299,307
64,622	Government National Mortgage Association I, 3.500%, 11/15/41	57,278
8,567	Government National Mortgage Association I, 3.500%, 10/15/42	7,593
108,218	Government National Mortgage Association I, 4.000%, 9/15/41	98,338
18,865	Government National Mortgage Association I, 4.000%, 4/15/45	17,130
31Pioneer Balanced ESG Fund |  | 10/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,873	Government National Mortgage Association I, 4.000%, 6/15/45	$ 28,190
18,724	Government National Mortgage Association I, 4.500%, 5/15/39	17,712
4,332	Government National Mortgage Association I, 5.500%, 8/15/33	4,251
7,612	Government National Mortgage Association I, 5.500%, 9/15/33	7,453
4,833	Government National Mortgage Association I, 6.000%, 10/15/33	4,837
8,143	Government National Mortgage Association I, 6.000%, 9/15/34	8,144
21,774	Government National Mortgage Association I, 6.000%, 9/15/38	21,877
1,495	Government National Mortgage Association I, 6.500%, 10/15/28	1,516
3,816	Government National Mortgage Association I, 6.500%, 5/15/31	3,834
5,170	Government National Mortgage Association I, 6.500%, 6/15/32	5,247
7,631	Government National Mortgage Association I, 6.500%, 12/15/32	7,637
10,852	Government National Mortgage Association I, 6.500%, 5/15/33	10,963
99	Government National Mortgage Association I, 7.000%, 8/15/28	99
1,934	Government National Mortgage Association I, 8.000%, 2/15/30	1,931
471,027	Government National Mortgage Association II, 4.000%, 9/20/52	414,199
25,780	Government National Mortgage Association II, 4.500%, 9/20/44	24,080
12,414	Government National Mortgage Association II, 4.500%, 10/20/44	11,545
24,545	Government National Mortgage Association II, 4.500%, 11/20/44	22,828
467,967	Government National Mortgage Association II, 4.500%, 9/20/52	423,320
9,449	Government National Mortgage Association II, 5.500%, 2/20/34	9,366
98,049	Government National Mortgage Association II, 5.500%, 9/20/52	93,810
Pioneer Balanced ESG Fund |  | 10/31/2332

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,439	Government National Mortgage Association II, 6.500%, 11/20/28	$ 12,423
751	Government National Mortgage Association II, 7.500%, 9/20/29	757
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,368,743
7,578,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,355,656
2,720,400	U.S. Treasury Bonds, 4.375%, 8/15/43	2,426,257
1,213,622	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	950,157
5,039,000	U.S. Treasury Notes, 1.125%, 2/15/31	3,902,272
2,500,000	U.S. Treasury Notes, 1.500%, 2/15/30	2,043,848
2,090,000	U.S. Treasury Notes, 2.875%, 5/15/32	1,793,400
353,000	U.S. Treasury Notes, 3.375%, 5/15/33	312,129
2,830,000	U.S. Treasury Notes, 3.500%, 2/15/33	2,533,292
1,800,000	U.S. Treasury Notes, 3.875%, 8/15/33	1,656,844
3,000,000	U.S. Treasury Notes, 4.625%, 9/30/28	2,972,812
8,034,600	U.S. Treasury Notes, 4.625%, 9/30/30	7,899,016
	Total U.S. Government and Agency Obligations (Cost $74,037,617)	$66,738,049

Shares
	SHORT TERM INVESTMENTS — 5.7% of Net Assets
	Open-End Fund — 5.7%
21,705,016(k)	Dreyfus Government Cash Management, Institutional Shares, 5.23%	$ 21,705,016
		$21,705,016

	TOTAL SHORT TERM INVESTMENTS (Cost $21,705,016)	$21,705,016

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.1% (Cost $345,672,241)	$386,587,686
33Pioneer Balanced ESG Fund |  | 10/31/23

Shares		Net Realized Gain (Loss) for the period ended 10/31/23	Net Unrealized Appreciation (Depreciation) for the period ended 10/31/23	Capital Gain Distributions for the period ended 10/31/23	Dividend Income for the period ended 10/31/23
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
115,672(l)	Pioneer ILS Interval Fund	$—	$63,620	$—	$—	$ 1,087,318
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,166,789)					$1,087,318

	OTHER ASSETS AND LIABILITIES — (2.4)%					$(9,250,948)
	net assets — 100.0%					$378,424,056

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2023, the value of these securities amounted to $43,146,750, or 11.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2023.
Pioneer Balanced ESG Fund |  | 10/31/2334

Schedule of Investments  |  10/31/23
(unaudited) (continued)
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as preference shares.
(j)	Issued as participation notes.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2023.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/15/2020	$250,000	$234,700
Cape Lookout Re	10/27/2023	248,634	248,750
Easton Re	12/15/2020	250,000	249,750
Everglades Re II, Ltd.	10/27/2023	249,503	249,250
Sector Re V	4/23/2019	67,919	51,590
Total Restricted Securities			$1,034,040
% of Net assets			0.3%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
28	U.S. 10 Year Note (CBT)	12/19/23	$3,054,648	$2,972,813	$(81,835)
71	U.S. 2 Year Note (CBT)	12/29/23	14,444,890	14,371,953	(72,937)
251	U.S. 5 Year Note (CBT)	12/29/23	26,664,443	26,223,616	(440,827)
35Pioneer Balanced ESG Fund |  | 10/31/23

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
5	U.S. 10 Year Ultra Bond (CBT)	12/19/23	$554,919	$544,141	$(10,778)
2	U.S. Long Bond (CBT)	12/19/23	223,380	218,875	(4,505)
			$44,942,280	$44,331,398	$(610,882)
TOTAL FUTURES CONTRACTS			$44,942,280	$44,331,398	$(610,882)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$489,232	$—	$489,232
Common Stocks	223,309,257	—	—	223,309,257
Asset Backed Securities	—	8,710,065	—	8,710,065
Collateralized Mortgage Obligations	—	9,511,966	—	9,511,966
Commercial Mortgage-Backed Securities	—	5,427,635	—	5,427,635
Convertible Corporate Bonds	—	6,840,019	—	6,840,019
Corporate Bonds	—	41,117,288	—	41,117,288
Municipal Bonds	—	252,650	—	252,650
Preferred Stock	1,271,781	—	—	1,271,781
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	51,590	51,590
All Other Insurance-Linked Securities	—	982,450	—	982,450
Foreign Government Bond	—	180,688	—	180,688
U.S. Government and Agency Obligations	—	66,738,049	—	66,738,049
Open-End Fund	21,705,016	—	—	21,705,016
Affiliated Closed-End Fund	1,087,318	—	—	1,087,318
Total Investments in Securities	$247,373,372	$140,250,042	$51,590	$387,675,004
Pioneer Balanced ESG Fund |  | 10/31/2336

Schedule of Investments  |  10/31/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(610,882)	$—	$—	$(610,882)
Total Other Financial Instruments	$(610,882)	$—	$—	$(610,882)
During the period ended October 31, 2023, there were no significant transfers in or out of Level 3.
37Pioneer Balanced ESG Fund |  | 10/31/23